DISCLOSURE OF TAX RECONCILIATION (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021 [1]
Net loss before tax	$ (1,622,000)	$ (210,654)
Statutory income tax rate	27.00%	21.00%
Expected income tax recovery at statutory income tax rates	$ (438,000)	$ (44,000)
Non-deductible expenditures	90,924
Difference in foreign tax rates, foreign exchange		5,112
Other	(136,333)	(57,571)
Adjustment to prior year provisions versus statutory tax returns	39,409	72,907
Change in valuation allowance	444,000	23,552
Income tax recovery

[1]	Restated for change in presentation currency (Notes 2(c) and 5)